Other Non-Current Assets (Details) - Schedule of other non-current assets - USD ($)		12 Months Ended
		Sep. 30, 2022	Sep. 30, 2021
Schedule Of Other Non Current Assets Abstract
Prepaid expenses for land use right	[1]	$ 1,140,595
Prepaid construction fee	[2]	276,939
Other non-current assets		$ 1,417,534

[1]	The balance represented the prepayment to the Bureau of Finance in Wujin Technology Industrial District for the purchase of land use right for constructing headquarter buildings in Changzhou.
[2]	The balance represented prepaid construction fee for plant maintenance and renovation.